PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of detail information about property, plant and equipment

In millions	Land	Buildings and constructions	Machinery and equipment	Advances paid and construction in progress	Property, plant and equipment
Initial cost at January 1, 2025	$35.6	$476.5	$490.5	$48.5	$1,051.1
Additions	0.3	75.1	39.2	118.0	232.6
Disposals	(0.1)	(28.6)	(17.9)	—	(46.6)
Transfers	—	61.0	52.7	(113.7)	—
Translation differences	3.6	30.9	36.3	4.3	75.1
Balance at December 31, 2025	$39.4	$614.9	$600.8	$57.1	$1,312.2
Accumulated depreciation and impairment losses at January 1, 2025	—	208.1	293.5	—	501.6
Depreciation during the period	—	64.7	54.0	—	118.7
Disposals	—	(23.9)	(16.3)	—	(40.2)
Transfers	—	—	—	—	—
Translation differences	—	15.2	19.1	—	34.3
Balance at December 31, 2025	—	264.1	350.3	—	614.4

Total Balance at December 31, 2025	$39.4	$350.8	$250.5	$57.1	$697.8

In millions	Land	Buildings and constructions	Machinery and equipment	Advances paid and construction in progress	Property, plant and equipment
Initial cost at January 1, 2024	$35.9	$374.9	$457.0	$74.9	$942.7
Additions	1.4	66.9	37.2	118.5	224.0
Disposal of subsidiary	—	—	(6.7)	(0.4)	(7.1)
Disposals	—	(28.3)	(30.8)	(0.7)	(59.8)
Transfers	—	82.0	58.1	(140.1)	—
Translation differences	(1.7)	(19.0)	(24.3)	(3.7)	(48.7)
Balance at December 31, 2024	$35.6	$476.5	$490.5	$48.5	$1,051.1
Accumulated depreciation and impairment losses at January 1, 2024	—	201.1	299.6	—	500.8
Depreciation during the period	—	44.3	43.3	—	87.6
Disposal of subsidiary	—	—	(4.3)	—	(4.3)
Divestments and disposals	—	(28.2)	(29.3)	—	(57.5)
Translation differences	—	(9.1)	(15.8)	—	(24.9)
Balance at December 31, 2024	—	208.1	293.5	—	501.6

Total Balance at December 31, 2024	$35.6	$268.4	$197.0	$48.5	$549.5